Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 SWS	Apr. 01, 2014 Subsequent event	Mar. 31, 2014 Subsequent event SWS	Jan. 09, 2014 Subsequent event SWS
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report
Number of shares of acquiree that stockholders received for each share of common stock owned				0.2496		0.2496
Cash consideration per outstanding share of the merged entity (in dollars per share)				$ 1.94		$ 1.94
Acquisition price (in dollars per share)				$ 7.25		$ 7.88	$ 7.00
Common stock, shares authorized	125,000,000	100,000,000	100,000,000		125,000,000